Voya Multi-Manager Emerging Markets Equity Fund N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA MUTUAL FUNDS
Entity Central Index Key	0000895430
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 28, 2026